Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Total current tax (benefit) expense	$ 4,126	$ 4,759	$ 35
Deferred tax (benefit) expense for
Change in temporary differences	3,341	3,290	4,189
Tax loss and tax credit carried forward	(196)	247	(314)
Change in valuation allowance	4	9	(32)
Total deferred tax (benefit) expense	3,149	3,546	3,843
Total income tax (benefit) expense	$ 7,275	$ 8,305	$ 3,878